UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22597

Investment Company Act File Number

Parametric Market Neutral Portfolio

(Formerly, Parametric Structured Absolute Return Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Market Neutral Portfolio

July 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 59.5%

Security	Shares	Value
Australia — 0.9%
AGL Energy, Ltd.	5,214	$68,159
Amcor, Ltd.	26,391	250,807
APA Group	2,615	14,104
Australia and New Zealand Banking Group, Ltd.	3,414	91,214
BHP Billiton, Ltd.	4,149	129,717
CFS Retail Property Trust Group	5,171	9,525
Coca-Cola Amatil, Ltd.	2,124	24,515
Commonwealth Bank of Australia	3,063	204,166
Computershare, Ltd.	3,083	27,105
Crown, Ltd.	1,448	16,648
CSL, Ltd.	1,824	108,244
Federation Centres	5,647	11,884
GPT Group	9,186	30,204
Harvey Norman Holdings, Ltd.	17,218	41,128
James Hardie Industries PLC CDI	3,210	26,664
National Australia Bank, Ltd.	3,507	98,406
Orica, Ltd.	4,583	74,460
Origin Energy, Ltd.	7,164	76,883
Rio Tinto, Ltd.	1,391	71,937
Shopping Centres Australasia Property Group	1,119	1,624
Sydney Airport	3,269	10,548
Tabcorp Holdings, Ltd.	6,320	18,564
Tatts Group, Ltd.	6,146	17,618
Telstra Corp., Ltd.	46,235	207,165
Transurban Group	20,984	127,806
Wesfarmers, Ltd.	728	26,534
Westfield Group	1,128	11,377
Westfield Retail Trust	3,405	9,203
Westpac Banking Corp.	2,593	71,932
Woodside Petroleum, Ltd.	1,115	37,651
Woolworths, Ltd.	3,710	111,101

		$2,026,893

Austria — 0.2%
Immofinanz AG(1)	2,991	$12,250
OMV AG	4,683	207,170
Raiffeisen Bank International AG	2,793	84,766
Verbund AG	1,244	24,509

		$328,695

Belgium — 0.5%
Anheuser-Busch InBev NV	4,213	$405,127
Belgacom SA	3,912	95,753
Colruyt SA	2,498	142,448
Groupe Bruxelles Lambert SA	2,116	171,741
Mobistar SA	842	12,008
Solvay SA	907	122,948
Telenet Group Holding NV	1,739	84,109
UCB SA	1,527	87,926

Security	Shares	Value
Umicore SA	1,364	$61,402

		$1,183,462

Brazil — 1.0%
AES Tiete SA, PFC Shares	3,300	$32,619
All America Latina Logistica SA (Units)	4,700	18,171
Banco do Brasil SA	8,600	85,459
Banco Santander Brasil SA ADR	16,000	96,320
BM&F Bovespa SA	22,200	119,692
BR Malls Participacoes SA	7,900	70,019
Bradespar SA, PFC Shares	2,500	24,547
Centrais Eletricas Brasileiras SA	5,400	19,694
Cia de Concessoes Rodoviarias SA (CCR)	7,700	60,416
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,200	43,260
Cia de Saneamento de Minas Gerais-COPASA	1,500	23,795
Cia Energetica de Minas Gerais SA ADR	4,739	43,883
Cia Energetica de Sao Paulo, PFC Shares	4,800	42,270
Cia Hering	4,100	54,994
Cia Paranaense de Energia ADR	2,500	31,150
Cia Siderurgica Nacional SA ADR	7,900	22,910
Cielo SA	3,024	74,548
CPFL Energia SA ADR	2,100	38,850
Diagnosticos da America SA	11,900	62,334
Embraer SA ADR	2,000	67,940
Estacio Participacoes SA	9,300	71,829
Gerdau SA ADR	6,800	43,112
Itau Unibanco Holding SA ADR, PFC Shares	10,010	127,627
Lojas Americanas SA, PFC Shares	11,865	82,746
Lojas Renner SA	600	15,885
Marcopolo SA, PFC Shares	5,700	32,356
MPX Energia SA(1)	4,500	13,709
Natura Cosmeticos SA	4,000	80,566
OGX Petroleo e Gas Participacoes SA(1)	13,100	3,790
Oi SA ADR	18,499	34,223
PDG Realty SA Empreendimentos e Participacoes(1)	56,300	45,408
Petroleo Brasileiro SA ADR	13,500	184,140
Raia Drogasil SA	7,800	65,987
Tim Participacoes SA ADR	1,300	24,401
Totvs SA	2,000	31,560
Tractebel Energia SA	2,900	46,271
Ultrapar Participacoes SA	2,900	68,834
Vale SA ADR	13,700	187,964
Weg SA	3,600	44,184

		$2,237,463

Chile — 0.5%
Administradora de Fondos de Pensiones Provida SA	2,100	$12,260
Aguas Andinas SA, Series A	57,700	40,424
Antarchile SA, Series A	1,500	21,310
Banco de Chile	531,501	75,818
Banco de Credito e Inversiones	924	50,439

Security	Shares	Value
Banco Santander Chile SA ADR	3,056	$68,943
Cap SA	1,500	26,853
Cencosud SA	11,400	51,803
Cia Cervecerias Unidas SA	1,900	25,680
Cia General de Electricidad SA	6,200	37,408
Colbun SA	111,100	28,648
Corpbanca SA	3,255,600	32,312
Embotelladora Andina SA, Class B, PFC Shares	4,800	25,221
Empresa Nacional de Electricidad SA	44,000	58,056
Empresas CMPC SA	21,900	63,929
Empresas Copec SA	6,100	79,181
Enersis SA	238,500	71,873
ENTEL SA	1,000	16,522
Latam Airlines Group SA	3,200	43,101
Parque Arauco SA	8,400	17,948
Quinenco SA	5,975	14,838
Ripley Corp. SA	17,800	13,492
S.A.C.I. Falabella SA	11,600	118,517
Salfacorp SA	14,400	14,180
Sigdo Koppers SA	8,300	14,376
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,700	49,232
Sonda SA	13,200	34,397
Vina Concha y Toro SA	16,500	29,863

		$1,136,624

China — 1.6%
Agricultural Bank of China, Ltd., Class H	268,000	$108,356
Air China, Ltd., Class H	40,000	27,056
Anhui Conch Cement Co., Ltd., Class H	37,500	110,574
Baidu, Inc. ADR(1)	1,600	211,696
Bank of Communications, Ltd., Class H	146,000	94,958
Beijing Enterprises Holdings, Ltd.	8,000	53,255
Brilliance China Automotive Holdings, Ltd.(1)	22,000	26,212
BYD Co., Ltd., Class H(1)	8,000	31,229
China CITIC Bank Corp., Ltd., Class H	33,000	15,262
China Coal Energy Co., Class H	26,213	13,979
China Communications Construction Co., Ltd., Class H	72,000	54,983
China Construction Bank Corp., Class H	367,000	273,635
China Eastern Airlines Corp., Ltd., Class H(1)	132,000	40,467
China Life Insurance Co., Ltd., Class H	26,000	62,299
China Longyuan Power Group Corp., Class H	30,000	31,630
China Mengniu Dairy Co., Ltd.	7,000	28,097
China Merchants Bank Co., Ltd., Class H	52,500	88,027
China Merchants Holdings (International) Co., Ltd.	16,000	49,961
China Minsheng Banking Corp., Ltd., Class H	70,000	70,775
China Mobile, Ltd.	35,500	377,190
China National Building Material Co., Ltd., Class H	18,000	16,222
China Overseas Land & Investment, Ltd.	42,000	120,626
China Pacific Insurance (Group) Co., Ltd., Class H	26,800	89,587
China Resources Enterprise, Ltd.	16,000	49,289
China Resources Power Holdings Co., Ltd.	18,000	41,933
China Telecom Corp., Ltd., Class H	174,000	86,414
China Yurun Food Group, Ltd.(1)	47,000	32,865
Citic Pacific, Ltd.	30,000	32,660
Ctrip.com International, Ltd. ADR(1)	1,100	40,293
Digital China Holdings, Ltd.	32,000	35,128

Security	Shares	Value
Dongfeng Motor Group Co., Ltd., Class H	40,000	$53,502
Guangdong Investment, Ltd.	52,000	42,032
Guangzhou Automobile Group Co., Ltd., Class H	34,000	32,986
Home Inns & Hotels Management, Inc. ADR(1)	1,100	30,591
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	74,800	65,053
Inner Mongolia Yitai Coal Co., Ltd., Class B	42,400	96,662
Jiangxi Copper Co., Ltd., Class H	55,000	92,410
Kunlun Energy Co., Ltd.	62,000	91,061
Lenovo Group, Ltd.	78,000	71,025
Mindray Medical International, Ltd. ADR	800	32,760
NetEase.com, Inc. ADR	400	25,484
New Oriental Education & Technology Group, Inc. ADR	1,200	26,628
Parkson Retail Group, Ltd.	41,000	16,225
PICC Property & Casualty Co., Ltd., Class H	16,000	17,830
Ports Design, Ltd.	39,000	25,424
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	22,634
SINA Corp.(1)	300	20,691
Sino Biopharmaceutical, Ltd.	48,000	34,879
Sinopharm Group Co., Ltd., Class H	9,600	26,337
Sohu.com, Inc.(1)	700	43,729
Sound Global, Ltd.(1)	68,000	32,199
Tingyi (Cayman Islands) Holding Corp.	22,000	54,345
Tsingtao Brewery Co., Ltd., Class H	4,000	30,621
Want Want China Holdings, Ltd.	51,000	68,879
Weichai Power Co., Ltd., Class H	15,200	50,503
WuXi PharmaTech (Cayman), Inc. ADR(1)	1,900	42,180
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	44,849
Yanzhou Coal Mining Co., Ltd., Class H	86,000	59,091
ZTE Corp., Class H(1)	14,400	25,017

		$3,590,285

Colombia — 0.3%
Almacenes Exito SA	3,800	$62,453
Banco de Bogota	600	22,477
Bancolombia SA ADR, PFC Shares	1,200	68,940
Cia Colombiana de Inversiones SA	6,700	19,555
Ecopetrol SA	39,000	89,228
Empresa de Energia de Bogota SA	29,900	22,882
Grupo Argos SA	2,900	31,988
Grupo Argos SA, PFC Shares	1,200	13,021
Grupo Aval Acciones y Valores SA	56,100	41,303
Grupo Aval Acciones y Valores SA, PFC Shares	61,500	44,468
Grupo de Inversiones Suramericana	1,650	32,551
Grupo Nutresa SA	4,000	53,833
Grupo Odinsa SA	3,523	14,689
Interconexion Electrica SA	7,100	30,127
ISAGEN SA ESP(1)	31,400	45,076

		$592,591

Czech Republic — 0.3%
CEZ AS	10,780	$255,904
Komercni Banka AS	900	174,904
New World Resources PLC, Class A	10,220	8,922
Pegas Nonwovens SA	3,630	109,709
Unipetrol AS(1)	8,100	71,435

		$620,874

Security	Shares	Value
Denmark — 0.6%
A.P. Moller-Maersk A/S, Class A	8	$59,164
A.P. Moller-Maersk A/S, Class B	10	78,417
Coloplast A/S, Class B	4,831	282,212
Danske Bank A/S(1)	1,163	21,408
DSV A/S	4,722	123,748
Novo Nordisk A/S, Class B	2,705	458,947
Novozymes A/S, Class B	5,956	204,153
TDC A/S	4,463	39,063
Tryg A/S	985	89,281
William Demant Holding A/S(1)	512	45,091

		$1,401,484

Egypt — 0.3%
Alexandria Mineral Oils Co.	3,300	$32,771
Commercial International Bank	26,300	133,065
Eastern Tobacco	2,550	34,928
Egypt Kuwaiti Holding Co.	35,600	26,733
Egyptian Financial Group-Hermes Holding SAE(1)	11,500	14,393
El Sewedy Cables Holding Co.	2,000	6,141
Ezz Steel(1)	23,000	34,516
Juhayna Food Industries	47,300	65,716
Orascom Construction Industries (OCI)(1)	4,000	137,658
Orascom Telecom Holding SAE(1)	137,000	87,089
Orascom Telecom Media and Technology Holding SAE	173,500	13,624
Sidi Kerir Petrochemicals Co.	16,100	34,259
Talaat Moustafa Group(1)	57,300	38,772
Telecom Egypt	14,500	27,781

		$687,446

Finland — 0.4%
Elisa Oyj	3,239	$69,745
Fortum Oyj	3,112	61,554
Kesko Oyj, Class B	860	27,048
Kone Oyj, Class B	3,429	255,386
Metso Oyj	563	19,835
Nokia Oyj(1)	27,833	110,036
Nokian Renkaat Oyj	461	20,474
Orion Oyj, Class B	3,395	83,105
Pohjola Bank PLC, Class A	474	8,210
Sampo Oyj	3,676	160,996
Stora Enso Oyj	4,761	35,320
Wartsila Oyj	1,868	84,683

		$936,392

France — 1.0%
ADP	957	$98,878
Air Liquide SA	2,642	350,729
Alcatel-Lucent(1)	5,142	12,979
Carrefour SA	1,390	42,586
Christian Dior SA	308	54,579
Compagnie Generale des Etablissements Michelin, Class B	95	9,526
Dassault Systemes SA	1,313	172,601
Essilor International SA	1,348	150,864
Eutelsat Communications SA	2,028	56,681
GDF Suez	5,413	113,534

Security	Shares	Value
Iliad SA	94	$22,177
Imerys SA	335	22,149
Kering SA	57	13,072
L’Oreal SA	405	67,891
Lagardere SCA	231	7,320
LVMH Moet Hennessy Louis Vuitton SA	1,689	307,448
Natixis	3,700	18,907
Pernod-Ricard SA	1,509	180,049
Safran SA	1,774	104,177
Sanofi	1,404	146,976
SES SA	691	20,339
Societe BIC SA	525	58,317
Sodexo	636	58,085
Suez Environnement Co. SA	2,287	32,448
Thales SA	520	26,778
Total SA	1,490	79,400
Unibail-Rodamco SE	90	21,867

		$2,250,357

Germany — 1.0%
Adidas AG	795	$88,615
Bayerische Motoren Werke AG	1,384	135,464
Bayerische Motoren Werke AG, PFC Shares	1,031	78,384
Beiersdorf AG	1,690	156,281
Brenntag AG	97	15,965
Continental AG	166	26,140
Deutsche Lufthansa AG(1)	814	16,312
Deutsche Post AG	3,472	97,091
Deutsche Telekom AG	4,513	54,878
Fraport AG	277	17,932
Fresenius Medical Care AG & Co. KGaA	261	16,481
Hannover Rueckversicherung AG	307	22,802
Henkel AG & Co. KGaA	815	67,539
Henkel AG & Co. KGaA, PFC Shares	1,502	146,819
Linde AG	2,887	556,131
Osram Licht AG(1)	138	5,379
Salzgitter AG	502	18,687
SAP AG	6,998	512,753
Siemens AG	1,381	151,677
United Internet AG	3,764	122,946
Volkswagen AG, PFC Shares	40	9,489

		$2,317,765

Greece — 0.0%(2)
OPAP SA	4,064	$36,473

		$36,473

Hong Kong — 0.7%
ASM Pacific Technology, Ltd.	2,100	$22,805
Bank of East Asia, Ltd.	21,600	80,970
BOC Hong Kong (Holdings), Ltd.	34,000	106,667
Cathay Pacific Airways, Ltd.	44,000	81,463
Cheung Kong Infrastructure Holdings, Ltd.	17,000	117,371
CLP Holdings, Ltd.	16,500	136,784
Hang Seng Bank, Ltd.	15,000	229,236
HKT Trust and HKT, Ltd.	20,000	19,540
Hong Kong & China Gas Co., Ltd.	81,180	207,770
Hopewell Holdings, Ltd.	17,000	53,868

Security	Shares	Value
Link REIT (The)	46,000	$224,613
MTR Corp., Ltd.	29,500	109,683
PCCW, Ltd.	40,000	18,101
Power Assets Holdings, Ltd.	24,000	215,463
Wing Hang Bank, Ltd.	1,500	13,898

		$1,638,232

Hungary — 0.3%
EGIS Pharmaceuticals PLC	200	$18,543
Magyar Telekom Rt.	46,780	64,069
MOL Hungarian Oil & Gas Rt.	2,330	175,023
OTP Bank Rt.	9,850	198,245
Richter Gedeon Nyrt	9,200	141,431

		$597,311

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$26,089
Infosys, Ltd. ADR	4,200	208,656

		$234,745

Indonesia — 0.6%
Adaro Energy Tbk PT	287,500	$19,546
AKR Corporindo Tbk PT	39,000	16,376
Bank Central Asia Tbk PT	90,000	90,968
Bank Mandiri Tbk PT	65,000	56,258
Bank Negara Indonesia Persero Tbk PT	133,000	55,236
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	36,924
Bank Rakyat Indonesia Tbk PT	67,500	54,094
Bumi Resources Tbk PT	560,000	27,745
Energi Mega Persada Tbk PT(1)	1,737,000	17,717
Gudang Garam Tbk PT	19,500	80,235
Indo Tambangraya Megah Tbk PT	11,000	25,874
Indocement Tunggal Prakarsa Tbk PT	23,500	47,651
Indofood Sukses Makmur Tbk PT	31,500	19,882
Jasa Marga (Persero) Tbk PT	52,500	27,311
Kalbe Farma Tbk PT	645,000	89,604
Lippo Karawaci Tbk PT	274,500	34,145
Media Nusantara Citra Tbk PT	120,000	36,159
Perusahaan Gas Negara Tbk PT	130,000	74,656
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	22,265
Semen Gresik (Persero) Tbk PT	37,500	55,465
Surya Semesta Internusa Tbk PT	156,289	14,276
Tambang Batubara Bukit Asam Tbk PT	19,500	18,873
Telekomunikasi Indonesia Tbk PT	125,000	144,611
Unilever Indonesia Tbk PT	18,500	57,126
United Tractors Tbk PT	37,000	60,479
XL Axiata Tbk PT	76,000	33,262

		$1,216,738

Ireland — 0.2%
CRH PLC	5,444	$114,405
Elan Corp. PLC(1)	2,765	42,284
Kerry Group PLC, Class A	4,652	285,823

		$442,512

Security	Shares	Value
Israel — 0.4%
Bank Hapoalim B.M.	21,756	$104,036
Bank Leumi Le-Israel B.M.(1)	27,289	91,556
Bezeq Israeli Telecommunication Corp., Ltd.	50,598	81,732
Delek Group, Ltd.	104	29,205
Elbit Systems, Ltd.	175	7,721
Israel Chemicals, Ltd.	4,485	35,765
Israel Corp., Ltd.(1)	89	41,724
Mellanox Technologies, Ltd.(1)	339	15,289
Mizrahi Tefahot Bank, Ltd.(1)	5,302	56,539
NICE Systems, Ltd.	1,726	66,806
Teva Pharmaceutical Industries, Ltd. ADR	6,457	256,343

		$786,716

Italy — 0.7%
Atlantia SpA	4,869	$92,695
Autogrill SpA(1)	3,445	52,621
Enel Green Power SpA	46,110	102,637
Enel SpA	5,639	18,869
ENI SpA	24,490	540,914
Finmeccanica SpA(1)	5,684	29,737
Luxottica Group SpA	3,068	162,542
Pirelli & C. SpA	2,428	31,884
Snam Rete Gas SpA	39,186	185,195
Telecom Italia SpA, PFC Shares	37,815	19,927
Tenaris SA	2,416	53,902
Terna Rete Elettrica Nazionale SpA	32,833	146,651

		$1,437,574

Japan — 1.8%
ABC-Mart, Inc.	500	$22,549
Air Water, Inc.	2,000	29,301
All Nippon Airways Co., Ltd.	32,000	65,895
Bank of Kyoto, Ltd. (The)	8,000	63,883
Bank of Yokohama, Ltd. (The)	21,000	115,095
Benesse Holdings, Inc.	1,000	34,485
Chiba Bank, Ltd. (The)	12,000	83,022
Chugai Pharmaceutical Co., Ltd.	3,400	67,416
Chugoku Bank, Ltd. (The)	6,000	77,907
Daihatsu Motor Co., Ltd.	5,000	109,902
Electric Power Development Co., Ltd.	600	19,845
Gunma Bank, Ltd. (The)	13,000	73,493
Hachijuni Bank, Ltd. (The)	11,000	64,536
Hamamatsu Photonics K.K.	3,000	104,157
Hirose Electric Co., Ltd.	200	26,665
Hiroshima Bank, Ltd. (The)	14,000	58,193
Hoya Corp.	500	10,776
Isetan Mitsukoshi Holdings, Ltd.	1,100	15,170
Iyo Bank, Ltd. (The)	4,000	38,155
Japan Airlines Co., Ltd.	1,700	90,153
Japan Prime Realty Investment Corp.	7	19,141
Japan Real Estate Investment Corp.	2	21,090
Joyo Bank, Ltd. (The)	3,000	16,137
Kamigumi Co., Ltd.	5,000	41,444
Kansai Paint Co., Ltd.	6,000	77,737
Keikyu Corp.	3,000	25,030
Keio Corp.	10,000	70,361
Keyence Corp.	800	260,847
Kintetsu Corp.	8,000	34,348

Security	Shares	Value
Kyowa Hakko Kirin Co., Ltd.	4,000	$39,868
Lawson, Inc.	200	15,673
McDonald’s Holdings Co. (Japan), Ltd.	2,600	72,167
Miraca Holdings, Inc.	500	24,112
Mitsubishi Tanabe Pharma Corp.	700	9,429
Mizuho Financial Group, Inc.	6,500	13,519
NGK Spark Plug Co., Ltd.	4,000	79,353
Nippon Telegraph & Telephone Corp.	300	15,135
Nishi-Nippon City Bank, Ltd. (The)	16,000	41,238
Nitori Holdings Co., Ltd.	750	63,987
NTT DoCoMo, Inc.	230	350,308
Odakyu Electric Railway Co., Ltd.	9,000	85,435
Ono Pharmaceutical Co., Ltd.	1,500	96,139
Oracle Corp. Japan	300	11,686
Oriental Land Co., Ltd.	700	113,900
Osaka Gas Co., Ltd.	12,000	50,791
Rakuten, Inc.	12,629	170,270
Rinnai Corp.	700	51,252
Sankyo Co., Ltd.	600	26,495
Santen Pharmaceutical Co., Ltd.	1,900	82,776
Seven Bank, Ltd.	8,300	30,707
Shimamura Co., Ltd.	400	45,860
Shizuoka Bank, Ltd. (The)	15,000	162,213
Suruga Bank, Ltd.	4,000	70,988
Suzuken Co., Ltd.	1,600	50,008
Sysmex Corp.	200	12,898
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,623
Takashimaya Co., Ltd.	3,000	29,483
Toho Gas Co., Ltd.	6,000	29,980
Tokyo Gas Co., Ltd.	10,000	54,969
TonenGeneral Sekiyu K.K.	10,000	96,708
Tsumura & Co.	800	22,788
Unicharm Corp.	2,100	111,795
USS Co., Ltd.	680	81,240
Yahoo! Japan Corp.	16	8,503
Yakult Honsha Co., Ltd.	600	27,952
Yamaguchi Financial Group, Inc.	3,000	28,556
Yamato Holdings Co., Ltd.	700	15,346

		$4,043,883

Kuwait — 0.3%
Al Ahli Bank of Kuwait KSC	11,235	$19,569
Boubyan Bank KSC(1)	5,750	12,540
Boubyan Petrochemicals Co.	25,700	56,838
Burgan Bank SAK	15,750	33,804
Commercial Bank of Kuwait SAK(1)	10,000	25,164
Gulf Bank(1)	18,037	25,053
Gulf Cable and Electrical Industries Co.	4,300	15,012
Kuwait Finance House KSC	20,856	53,470
Kuwait Foods Co. (Americana)	2,500	19,523
Mabanee Co. SAKC	11,000	41,793
Mobile Telecommunications Co.	45,700	109,107
National Bank of Kuwait SAK	33,037	105,661
National Industries Group Holding(1)	37,700	33,901
National Mobile Telecommunication Co. KSC	2,500	18,113
Sultan Center Food Products Co.(1)	74,929	29,448

		$598,996

Security	Shares	Value
Malaysia — 0.5%
Airasia Bhd	23,600	$22,954
AMMB Holdings Bhd	19,900	48,042
Axiata Group Bhd	24,600	51,463
Batu Kawan Bhd	8,600	48,494
Boustead Holdings Bhd	12,050	19,502
British American Tobacco Malaysia Bhd	2,300	43,422
Dialog Group Bhd	19,700	16,930
Digi.com Bhd	33,100	47,423
Gamuda Bhd	21,900	32,111
Genting Bhd	15,500	46,923
Hong Leong Bank Bhd	3,400	14,438
IJM Corp. Bhd	11,000	19,617
IOI Corp. Bhd	16,300	27,477
Kuala Lumpur Kepong Bhd	6,500	42,473
Lafarge Malayan Cement Bhd	8,200	26,116
Malayan Banking Bhd	16,800	53,107
Maxis Bhd	18,500	40,567
Multi-Purpose Holdings Bhd	23,600	28,083
Parkson Holdings Bhd	30,000	33,320
Petronas Chemicals Group Bhd	25,900	52,844
Petronas Dagangan Bhd	4,400	36,339
PPB Group Bhd	12,300	56,473
Public Bank Bhd	11,300	60,079
Resorts World Bhd	20,400	26,150
RHB Capital Bhd	7,100	18,042
Sapurakencana Petroleum Bhd(1)	42,697	50,756
Sime Darby Bhd	47,000	137,361
Telekom Malaysia Bhd	11,300	18,360
Tenaga Nasional Bhd	17,100	46,877

		$1,165,743

Mexico — 1.1%
Alfa SAB de CV, Series A	66,500	$169,468
America Movil SAB de CV ADR, Series L	22,600	474,148
Bolsa Mexicana de Valores SAB de CV	26,300	70,606
Cemex SAB de CV ADR(1)	14,980	172,420
Coca Cola Femsa SAB de CV ADR	500	70,600
Compartamos SAB de CV	39,900	72,161
Embotelladoras Arca SAB de CV	9,900	74,129
Empresas ICA SAB de CV(1)	12,000	25,197
Fomento Economico Mexicano SA de CV ADR	1,700	169,133
Genomma Lab Internacional SA de CV(1)	9,700	22,737
Grupo Aeroportuario del Pacifico SAB de CV ADR	600	31,338
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,500	29,653
Grupo Bimbo SA de CV, Series A	18,600	62,589
Grupo Carso SA de CV, Series A1	13,600	67,815
Grupo Elektra SA de CV	500	18,182
Grupo Financiero Banorte SAB de CV, Class O	31,500	198,701
Grupo Financiero Inbursa SAB de CV, Class O	51,600	120,670
Grupo Mexico SAB de CV, Series B	36,343	111,566
Grupo Televisa SA ADR	3,700	100,270
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	14,340
Industrias CH SAB de CV, Series B(1)	2,200	14,103
Industrias Penoles SA de CV	1,900	59,630
Kimberly-Clark de Mexico SAB de CV, Class A	5,000	16,480
Mexichem SAB de CV	15,232	70,837
Minera Frisco SAB de CV(1)	8,400	18,421
Promotora y Operadora de Infraestructura SAB de CV(1)	5,800	60,871
TV Azteca SAB de CV, Series CPO	39,000	18,473
Wal-Mart de Mexico SAB de CV, Series V	44,900	122,860

		$2,457,398

Security	Shares	Value
Netherlands — 0.8%
Akzo Nobel NV	2,889	$176,130
ASML Holding NV	4,958	446,615
European Aeronautic Defence and Space Co. NV	1,300	77,850
Gemalto NV	337	35,293
Heineken Holding NV	1,103	69,190
Heineken NV	2,459	172,725
Koninklijke Ahold NV	15,251	251,258
Koninklijke DSM NV	3,018	212,102
Koninklijke KPN NV(1)	2,009	5,290
Koninklijke Vopak NV	1,762	101,498
QIAGEN NV(1)	3,542	72,772
Reed Elsevier NV	2,651	50,786
Unilever NV	4,097	164,378

		$1,835,887

New Zealand — 0.1%
Auckland International Airport, Ltd.	31,475	$79,091
Contact Energy, Ltd.	8,594	36,840
Fletcher Building, Ltd.	6,648	43,146
Telecom Corporation of New Zealand, Ltd.	21,189	38,109

		$197,186

Norway — 0.4%
Aker Solutions ASA	4,486	$67,603
Gjensidige Forsikring ASA	2,549	39,451
Norsk Hydro ASA	23,556	100,137
Orkla ASA	5,891	45,496
Seadrill, Ltd.	2,697	115,287
Statoil ASA	9,950	215,981
Telenor ASA	13,416	297,120
Yara International ASA	449	20,150

		$901,225

Peru — 0.3%
Alicorp SA	28,800	$88,687
Banco Continental SA	6,900	14,066
Cia de Minas Buenaventura SA ADR	2,700	38,610
Credicorp, Ltd.	940	111,663
Ferreyros SA	33,023	19,488
Grana y Montero SA	18,300	76,577
Intergroup Financial Services Corp.	1,000	29,000
Luz del Sur SAA	11,400	37,837
Sociedad Minera Cerro Verde SAA(1)	600	13,260
Southern Copper Corp.	8,165	212,861
Union Andina de Cementos SAA	27,900	38,916
Volcan Cia Minera SA, Class B	103,855	43,459

		$724,424

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	25,600	$29,649
Aboitiz Power Corp.	30,200	24,304
Alliance Global Group, Inc.	46,700	28,252
Ayala Corp.	2,570	35,729
Ayala Land, Inc.	29,200	20,204
Ayala Land, Inc., PFC Shares(3)	65,600	151
Bank of the Philippine Islands	12,700	27,515
International Container Terminal Services, Inc.	9,481	20,008
JG Summit Holding, Inc.	50,500	48,839
Jollibee Foods Corp.	4,300	15,346
Manila Electric Co.	3,700	24,412
Metro Pacific Investments Corp.	263,000	32,689

Security	Shares	Value
Philex Mining Corp.	75,900	$18,977
Philex Petroleum Corp.(1)	29,500	8,828
Philippine Long Distance Telephone Co.	860	60,069
Puregold Price Club, Inc.	10,800	10,182
Robinsons Land Corp.	40,900	21,436
San Miguel Corp.	9,500	18,811
Semirara Mining Corp.	2,400	13,752
SM Investments Corp.	3,125	68,350
SM Prime Holdings, Inc.	89,500	36,163
Universal Robina Corp.	8,500	24,326

		$587,992

Poland — 0.5%
Agora SA(1)	14,100	$34,519
AmRest Holdings SE(1)	680	18,628
Asseco Poland SA	4,530	64,592
Bank Pekao SA	1,780	91,369
BRE Bank SA	300	40,288
Budimex SA	710	21,254
Cyfrowy Polsat SA(1)	8,634	57,345
Emperia Holding SA	1,350	27,317
Enea SA	4,500	19,027
Eurocash SA	2,480	46,102
ING Bank Slaski SA(1)	1,400	43,490
Jastrzebska Spolka Weglowa SA	1,200	25,078
KGHM Polska Miedz SA	1,983	68,714
Lubelski Wegiel Bogdanka SA(1)	590	19,429
Netia SA(1)	12,396	17,651
NG2 SA	740	21,733
Polish Oil & Gas	26,840	52,026
Polska Grupa Energetyczna SA	22,460	106,206
Polski Koncern Naftowy Orlen SA	4,840	65,704
Powszechna Kasa Oszczednosci Bank Polski SA	10,700	124,543
Powszechny Zaklad Ubezpieczen SA	837	118,819
Tauron Polska Energia SA	33,730	46,360
Telekomunikacja Polska SA	17,310	40,980
TVN SA	7,240	24,414

		$1,195,588

Portugal — 0.1%
EDP-Energias de Portugal SA	27,367	$97,292
Galp Energia SGPS SA, Class B	2,862	45,715
Jeronimo Martins SGPS SA	3,700	73,102
Portugal Telecom SGPS SA	3,867	14,754

		$230,863

Qatar — 0.3%
Aamal Co. QSC(1)	6,942	$27,162
Doha Bank, Ltd.	3,250	45,213
Gulf International Services QSC	1,500	19,700
Industries Qatar	2,585	112,724
Masraf Al Rayan	8,150	62,913
Qatar Electricity & Water Co.	800	36,036
Qatar Gas Transport Co., Ltd. (NAKILAT)	10,000	50,037
Qatar Islamic Bank	2,500	47,260
Qatar National Bank	2,048	99,503
Qatar National Cement Co.	600	16,410
Qatar National Navigation	1,500	31,293
Qatar Telecom QSC	1,544	59,329

		$607,580

Security	Shares	Value
Russia — 1.0%
CTC Media, Inc.	2,300	$25,530
E.ON Russia JSC	607,000	48,986
Etalon Group, Ltd. GDR(1)(4)	4,600	18,379
Federal Grid Co. Unified Energy System JSC(1)	7,226,300	24,288
Federal Hydrogenerating Co. JSC ADR(1)	28,000	47,157
Globaltrans Investment PLC GDR(4)	2,700	37,730
KamAZ	13,000	16,644
LUKOIL OAO ADR	3,700	217,720
Magnit OJSC	970	235,258
Mail.ru Group, Ltd. GDR(4)	1,800	57,522
MMC Norilsk Nickel ADR	6,100	81,571
Mobile TeleSystems OJSC	16,900	140,176
Novolipetsk Steel GDR(4)	2,500	36,245
OAO Gazprom ADR(1)	42,600	329,196
OAO Inter Rao Ues(1)	41,577,400	15,508
Pharmstandard OJSC GDR(1)(4)	2,600	36,069
PIK Group GDR(1)(4)	9,700	21,042
Rosneft Oil Co. GDR(4)	11,100	78,424
Rostelecom	22,500	75,499
Sberbank of Russia ADR	29,300	336,355
Severstal OAO GDR(4)	4,600	34,576
Surgutneftegas OJSC ADR(1)	9,200	72,505
Surgutneftegas OJSC, PFC Shares	76,900	50,247
Tatneft ADR(1)	2,000	73,508
Uralkali OJSC GDR(4)	2,000	43,323
VimpelCom, Ltd. ADR	5,800	58,058
VTB Bank OJSC GDR(1)(4)	22,500	63,199
Yandex NV, Class A(1)	1,300	42,250

		$2,316,965

Singapore — 0.7%
Ascendas Real Estate Investment Trust	46,000	$83,144
ComfortDelGro Corp., Ltd.	14,000	22,036
DBS Group Holdings, Ltd.	32,000	419,933
Oversea-Chinese Banking Corp., Ltd.	33,000	273,971
Singapore Airlines, Ltd.	12,000	95,405
Singapore Press Holdings, Ltd.	34,000	117,361
Singapore Technologies Engineering, Ltd.	18,000	60,615
Singapore Telecommunications, Ltd.	70,000	216,156
StarHub, Ltd.	13,000	44,997
United Overseas Bank, Ltd.	9,000	151,822
UOL Group, Ltd.	13,000	71,404

		$1,556,844

South Africa — 1.1%
ABSA Group, Ltd.	2,300	$33,228
Adcock Ingram Holdings, Ltd.	5,800	39,746
AECI, Ltd.	2,500	29,494
African Bank Investments, Ltd.	12,000	17,686
African Rainbow Minerals, Ltd.	1,000	16,434
Anglo Platinum, Ltd.(1)	800	28,303
AngloGold Ashanti, Ltd.	2,900	38,052
Aveng, Ltd.	14,200	42,162
AVI, Ltd.	7,900	46,041
Barloworld, Ltd.	3,300	27,358
Bidvest Group, Ltd.	4,200	103,751
Capital Property Fund	19,700	20,891
Clicks Group, Ltd.	6,800	39,480
Discovery Holdings, Ltd.	2,400	21,662

Security	Shares	Value
FirstRand, Ltd.	17,000	$50,996
Harmony Gold Mining Co., Ltd.	5,600	21,139
Impala Platinum Holdings, Ltd.	4,286	42,098
Imperial Holdings, Ltd.	1,300	27,096
Kumba Iron Ore, Ltd.	1,000	44,282
Kumba Resources, Ltd.	2,200	33,911
Liberty Holdings, Ltd.	2,300	28,506
Massmart Holdings, Ltd.	2,200	37,252
Mediclinic International, Ltd.	2,800	19,526
MMI Holdings, Ltd.	18,700	40,674
Mondi, Ltd.	1,900	28,087
Mr. Price Group, Ltd.	4,200	54,750
MTN Group, Ltd.	25,600	479,274
Murray & Roberts Holdings, Ltd.(1)	11,600	27,856
Nampak, Ltd.	9,600	31,057
Nedbank Group, Ltd.	2,200	39,616
Netcare, Ltd.	26,000	61,773
Remgro, Ltd.	4,700	89,766
Reunert, Ltd.	5,500	37,272
RMB Holdings, Ltd.	12,000	49,332
Sanlam, Ltd.	11,500	55,266
Sasol, Ltd.	3,800	174,589
Shoprite Holdings, Ltd.	2,100	35,510
Spar Group, Ltd. (The)	3,300	38,333
Standard Bank Group, Ltd.	8,000	89,455
Steinhoff International Holdings, Ltd.(1)	24,600	65,134
Sun International, Ltd.	4,200	41,623
Tiger Brands, Ltd.	1,300	40,428
Truworths International, Ltd.	7,200	60,950
Vodacom Group (Pty), Ltd.	8,900	105,060
Wilson Bayly Holmes-Ovcon, Ltd.	3,100	48,962
Woolworths Holdings, Ltd.	3,700	25,240

		$2,529,101

South Korea — 1.1%
Celltrion, Inc.	1,508	$87,609
Cheil Industries, Inc.	410	32,422
Cheil Worldwide, Inc.(1)	2,670	61,189
CJ Corp.	300	30,560
Dongbu Insurance Co., Ltd.	660	27,945
Hankook Tire Co., Ltd.	610	32,630
Hankook Tire Worldwide Co., Ltd.	869	19,774
Honam Petrochemical Corp.	270	40,808
Hynix Semiconductor, Inc.(1)	1,810	43,785
Hyundai Glovis Co., Ltd.	290	49,962
Hyundai Heavy Industries Co., Ltd.	280	52,267
Hyundai Marine & Fire Insurance Co., Ltd.	1,900	52,127
Hyundai Merchant Marine Co., Ltd.(1)	1,080	15,411
Hyundai Motor Co.	540	111,658
Hyundai Steel Co.	700	42,621
Industrial Bank of Korea	4,750	48,164
Kangwon Land, Inc.	1,900	48,362
Korea Electric Power Corp.(1)	2,600	66,373
Korea Zinc Co., Ltd.	170	43,480
Korean Air Lines Co., Ltd.(1)	660	16,567
Korean Reinsurance Co.	4,578	45,289
KT&G Corp.	1,080	72,778
LG Chem, Ltd.	290	72,737
LG Corp.	490	28,477
LG Display Co., Ltd.(1)	1,210	30,019

.Security	Shares	Value
LG Electronics, Inc.	1,050	$68,111
LG Hausys, Ltd.	240	27,242
LIG Insurance Co., Ltd.	2,290	50,315
NHN Corp.	140	36,576
POSCO	500	143,608
S-Oil Corp.	590	39,638
Samsung C&T Corp.	400	19,781
Samsung Electro-Mechanics Co., Ltd.	350	25,172
Samsung Electronics Co., Ltd.	380	433,016
Samsung Engineering Co., Ltd.	370	25,875
Samsung Fine Chemicals Co., Ltd.	470	19,969
Samsung Fire & Marine Insurance Co., Ltd.	200	42,689
Samsung Heavy Industries Co., Ltd.	600	21,311
Samsung Life Insurance Co., Ltd.	600	57,383
Samsung Securities Co., Ltd.	500	20,473
SK Broadband Co., Ltd.(1)	4,000	19,044
SK Chemicals Co., Ltd.	510	19,423
SK Telecom Co., Ltd. ADR	2,400	51,816
TONGYANG Securities, Inc.	9,480	30,080
Woori Finance Holdings Co., Ltd.	6,060	60,641

		$2,385,177

Spain — 0.8%
Abertis Infraestructuras SA	5,095	$94,609
Acerinox SA	3,474	35,608
Amadeus IT Holding SA, Class A	4,076	140,183
CaixaBank SA	10,466	38,604
Distribuidora Internacional de Alimentacion SA	2,190	18,123
Enagas	5,750	142,090
Ferrovial SA	11,061	188,701
Grifols SA	2,781	117,453
Iberdrola SA	4,551	25,184
Indra Sistemas SA	3,009	40,781
Industria de Diseno Textil SA	2,491	332,510
International Consolidated Airlines Group SA(1)	8,369	37,122
Red Electrica Corp. SA	1,895	105,670
Repsol SA	4,739	113,580
Telefonica SA(1)	10,928	156,185
Zardoya Otis SA	5,596	81,534

		$1,667,937

Sweden — 0.8%
Atlas Copco AB, Class A	1,107	$28,877
Elekta AB, Class B	2,411	41,287
Getinge AB, Class B	1,220	45,116
Hennes & Mauritz AB, Class B	5,895	220,305
Holmen AB, Class B	1,988	57,682
Investor AB, Class B	4,712	141,478
Lundin Petroleum AB(1)	1,265	27,781
Millicom International Cellular SA SDR	682	54,613
Nordea Bank AB	21,238	269,203
Scania AB, Class B	1,400	29,208
Skandinaviska Enskilda Banken AB, Class A	10,508	115,992
Skanska AB, Class B	5,621	106,064
SKF AB, Class B	1,705	47,323
Svenska Cellulosa AB, Class B	1,144	30,262
Swedbank AB, Class A	4,978	119,996
Tele2 AB, Class B	6,008	77,011
Telefonaktiebolaget LM Ericsson, Class B	3,788	44,775
TeliaSonera AB	44,658	323,003

		$1,779,976

Security	Shares	Value
Switzerland — 1.1%
Actelion, Ltd.(1)	1,764	$117,230
Adecco SA(1)	1,647	104,715
Baloise Holding AG	319	34,632
Coca-Cola HBC AG	2,335	60,525
Geberit AG	106	28,438
Givaudan SA(1)	54	75,160
Lonza Group AG(1)	325	25,015
Nestle SA	8,976	607,519
Novartis AG	4,397	316,086
Roche Holding AG PC	1,287	316,716
Schindler Holding AG	792	110,427
Schindler Holding AG PC	196	28,045
Sonova Holding AG(1)	822	90,720
Sulzer AG	212	31,684
Swatch Group, Ltd. (The), Bearer Shares	209	124,199
Swiss Reinsurance Co., Ltd.(1)	2,444	194,865
Swisscom AG	345	154,229
Zurich Insurance Group AG(1)	336	90,508

		$2,510,713

Taiwan — 1.1%
Acer, Inc.(1)	73,000	$53,900
Advanced Semiconductor Engineering, Inc.	87,931	72,091
Ambassador Hotel	22,000	20,479
Asia Cement Corp.	13,900	17,424
Asia Optical Co., Inc.(1)	27,000	29,635
Asustek Computer, Inc.	9,000	78,492
Catcher Technology Co., Ltd.	15,000	64,866
Cathay Financial Holding Co., Ltd.	44,600	65,098
Cheng Shin Rubber Industry Co., Ltd.	11,100	36,723
China Airlines, Ltd.(1)	68,178	25,239
China Development Financial Holding Corp.	132,000	37,348
Chinatrust Financial Holding Co., Ltd.	64,540	42,571
Chong Hong Construction Co., Ltd.	6,110	25,382
Chunghwa Telecom Co., Ltd.(1)	33,000	105,499
Compal Electronics, Inc.	104,000	72,048
Delta Electronics, Inc.	7,000	33,955
EVA Airways Corp.(1)	45,000	25,076
Far Eastern Department Stores, Ltd.	30,680	29,221
Far Eastern New Century Corp.	37,740	42,580
Far EasTone Telecommunications Co., Ltd.	17,000	43,254
First Financial Holding Co., Ltd.	31,280	19,388
Formosa Chemicals & Fibre Corp.	20,900	51,991
Formosa Petrochemical Corp.	9,000	23,394
Formosa Plastics Corp.	32,240	81,012
Formosan Rubber Group, Inc.	29,000	22,811
Foxconn International Holdings, Ltd.(1)	100,000	53,640
Foxconn Technology Co., Ltd.	18,900	46,878
Fubon Financial Holding Co., Ltd.	32,496	45,618
Giant Manufacturing Co., Ltd.	3,000	22,680
Goldsun Development & Construction Co., Ltd.	63,000	24,883
Hotai Motor Co., Ltd.	2,000	22,102
Hua Nan Financial Holdings Co., Ltd.	45,177	26,286
Mega Financial Holding Co., Ltd.	45,900	38,334
Nan Ya Plastics Corp.	41,000	86,104

Security	Shares	Value
Pou Chen Corp.	21,000	$21,489
President Chain Store Corp.	5,000	37,255
Quanta Computer, Inc.	13,000	30,238
Radiant Opto-Electronics Corp.	16,789	52,549
Radium Life Tech Co., Ltd.	32,309	28,984
Sanyang Industrial Co., Ltd.(1)	29,000	29,257
Shin Kong Synthetic Fibers Corp.	71,000	23,452
Siliconware Precision Industries Co., Ltd.	71,000	82,280
Sincere Navigation	24,000	21,024
Standard Foods Corp.	7,052	21,309
Synnex Technology International Corp.	33,000	41,449
Taishin Financial Holdings Co., Ltd.	58,835	27,367
Taiwan Cement Corp.	23,000	28,092
Taiwan Cooperative Financial Holding Co., Ltd.	30,692	17,545
Taiwan Fertilizer Co., Ltd.	11,000	26,872
TPK Holding Co., Ltd.	1,887	22,148
TTY Biopharm Co., Ltd.	7,480	26,674
Uni-President Enterprises Corp.	32,170	65,617
United Microelectronics Corp.	98,000	43,834
Waterland Financial Holdings	65,520	21,978
Wei Chuan Food Corp.	11,000	20,332
Wistron Corp.	68,100	64,865
Yageo Corp.(1)	120,000	40,217
Yuanta Financial Holding Co., Ltd.	56,000	29,207
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	23,916
Yulon Motor Co., Ltd.	13,000	20,976

		$2,354,928

Thailand — 0.5%
Advanced Info Service PCL(5)	11,200	$101,839
Airports of Thailand PCL(5)	4,300	24,426
Bangkok Bank PCL(5)	4,600	30,730
Bangkok Dusit Medical Services PCL(5)	2,800	13,108
Bank of Ayudhya PCL(5)	23,400	27,858
Banpu PCL(5)	2,300	16,971
BEC World PCL(5)	15,500	30,461
Berli Jucker PCL(5)	18,000	24,838
Big C Supercenter PCL(5)	4,000	24,727
BTS Group Holdings PCL	50,000	12,699
Central Pattana PCL(5)	16,600	22,831
Charoen Pokphand Foods PCL(5)	26,500	23,729
CP ALL PCL(5)	54,600	61,105
Electricity Generating PCL(5)	3,800	16,515
Glow Energy PCL(5)	6,700	14,641
Hana Microelectronics PCL(5)	17,700	11,485
IRPC PCL(5)	142,000	14,421
Kasikornbank PCL(5)	10,000	59,758
Krung Thai Bank PCL(5)	29,650	16,775
Land & Houses PCL(5)	33,100	10,686
Minor International PCL(5)	14,000	10,272
PTT Exploration & Production PCL(5)	11,212	55,890
PTT Global Chemical PCL(5)	15,100	31,858
PTT PCL(5)	6,800	71,898
Ratchaburi Electricity Generating Holding PCL(5)	9,000	14,658
Shin Corp. PCL(5)	8,200	22,790
Siam Cement PCL(5)	2,500	36,697
Siam City Cement PCL(5)	1,600	21,849
Siam Commercial Bank PCL(5)	12,600	63,812
Siam Makro PCL(5)	1,900	47,129

Security	Shares	Value
Sino Thai Engineering & Construction PCL(5)	45,386	$28,010
Thai Beverage PCL	81,000	34,426
Thai Oil PCL(5)	9,000	17,527
Thai Union Frozen Products PCL(5)	11,160	20,061
Thanachart Capital PCL(5)	19,800	21,214
TMB Bank PCL(5)	355,700	26,597
Total Access Communication PCL(5)	6,000	22,517
True Corp. PCL(1)	79,800	19,983

		$1,126,791

Turkey — 0.5%
Akbank TAS	20,100	$76,956
Akenerji Elektrik Uretim AS(1)	32,983	22,464
Anadolu Efes Biracilik ve Malt Sanayii AS	2,200	30,277
Arcelik AS	4,100	27,323
BIM Birlesik Magazalar AS	2,600	59,815
Cimsa Cimento Sanayi ve Ticaret AS	2,500	14,450
Coca-Cola Icecek AS	1,500	42,150
Dogan Sirketler Grubu Holding AS(1)	26,000	12,712
Enka Insaat ve Sanayi AS	13,915	38,360
Eregli Demir ve Celik Fabrikalari TAS	33,980	33,702
Ford Otomotiv Sanayi AS	2,100	30,129
Haci Omer Sabanci Holding AS	11,200	55,991
Ihlas Holding AS(1)	44,800	19,094
Is Gayrimenkul Yatirim Ortakligi AS	24,990	17,958
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	20,529	12,363
KOC Holding AS	11,120	49,036
Koza Altin Isletmeleri AS	1,100	15,164
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	15,042
Petkim Petrokimya Holding AS(1)	15,600	21,746
Tekfen Holding AS	6,700	21,149
Tupras-Turkiye Petrol Rafinerileri AS	2,400	51,381
Turk Hava Yollari Anonim Ortakligi (THY) AS	16,445	69,056
Turk Sise ve Cam Fabrikalari AS	22,461	32,245
Turk Telekomunikasyon AS	8,300	29,728
Turkcell Iletisim Hizmetleri AS(1)	13,700	79,457
Turkiye Garanti Bankasi AS	23,700	92,492
Turkiye Halk Bankasi AS	6,300	47,325
Turkiye Is Bankasi	14,300	37,877
Turkiye Sinai Kalkinma Bankasi AS	13,029	12,599
Turkiye Vakiflar Bankasi TAO	10,500	22,855
Ulker Gida Sanayi ve Ticaret AS	3,300	22,288
Yapi ve Kredi Bankasi AS	11,000	23,935
Yazicilar Holding AS	1,400	16,112

		$1,153,231

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank (PJSC)	46,900	$67,979
Abu Dhabi National Hotels	13,000	8,116
Air Arabia (PJSC)	171,200	64,861
DP World, Ltd.	8,700	138,163
Emaar Properties (PJSC)	71,500	116,310
First Gulf Bank (PJSC)	14,500	65,188
National Bank of Abu Dhabi (PJSC)	20,218	71,770
Ras Al Khaimah Ceramics	82,200	48,355
Union National Bank	20,975	30,261

		$611,003

Security	Shares	Value
United Kingdom — 2.1%
Aberdeen Asset Management PLC	5,638	$32,999
Associated British Foods PLC	2,812	83,187
AstraZeneca PLC	6,764	343,109
Barclays PLC	42,205	184,393
BP PLC	30,438	210,291
Bunzl PLC	889	19,083
Burberry Group PLC	6,539	152,429
Centrica PLC	45,789	272,224
Compass Group PLC	8,171	111,713
Croda International PLC	328	12,528
Diageo PLC	8,156	255,599
Experian PLC	2,418	45,340
GlaxoSmithKline PLC	3,572	91,385
Kingfisher PLC	5,668	34,291
Marks & Spencer Group PLC	7,474	54,652
National Grid PLC	3,263	38,997
Next PLC	3,092	234,683
Prudential PLC	2,356	41,842
Randgold Resources, Ltd.	539	39,711
Reed Elsevier PLC	2,870	37,149
Rexam PLC	12,804	95,776
Rolls-Royce Holdings PLC(1)	5,890	105,013
Rolls-Royce Holdings PLC, PFC Shares(1)	831,810	1,265
Royal Dutch Shell PLC, Class A	11,364	387,753
Royal Dutch Shell PLC, Class B	11,589	409,908
Sage Group PLC (The)	21,886	116,663
Schroders PLC	596	22,195
Serco Group PLC	9,667	92,440
Shire PLC	3,716	135,565
SSE PLC	1,270	30,403
Subsea 7 SA	2,947	56,046
Tesco PLC	30,088	168,190
Tullow Oil PLC	4,678	74,000
Unilever PLC	603	24,487
United Utilities Group PLC	1,376	15,092
Vodafone Group PLC	79,995	239,591
Whitbread PLC	1,934	95,117
WM Morrison Supermarkets PLC	41,128	181,025

		$4,546,134

United States — 30.3%
3M Co.	4,310	$506,123
A.O. Smith Corp.	542	22,395
Abaxis, Inc.	716	30,144
Abbott Laboratories	8,406	307,912
AbbVie, Inc.	4,085	185,786
Accenture PLC, Class A	2,456	181,277
Acorda Therapeutics, Inc.(1)	1,347	51,146
Actavis, Inc.(1)	734	98,554
Acuity Brands, Inc.	418	36,157
Advance Auto Parts, Inc.	215	17,735
Advisory Board Co. (The)(1)	845	49,593
AGL Resources, Inc.	4,270	195,523
Air Products and Chemicals, Inc.	3,002	326,137
Airgas, Inc.	2,189	225,927
Akamai Technologies, Inc.(1)	501	23,647
Alaska Air Group, Inc.(1)	652	39,883
Alere, Inc.(1)	1,048	35,003
Alexion Pharmaceuticals, Inc.(1)	412	47,887
Allergan, Inc.	1,480	134,858
ALLETE, Inc.	1,557	83,486

Security	Shares	Value
Allied World Assurance Co. Holdings, Ltd.	261	$24,704
Altera Corp.	1,303	46,335
Altria Group, Inc.	13,237	464,089
Amazon.com, Inc.(1)	743	223,806
Amdocs, Ltd.	5,882	226,281
Ameren Corp.	5,116	183,204
American Electric Power Co., Inc.	3,474	161,020
American Express Co.	1,483	109,401
American Financial Group, Inc.	3,570	184,533
American States Water Co.	747	47,972
American Tower Corp.	1,269	89,833
American Water Works Co., Inc.	843	35,979
AmerisourceBergen Corp.	3,697	215,424
Amgen, Inc.	3,473	376,091
Amsurg Corp.(1)	2,208	86,355
Analog Devices, Inc.	6,649	328,195
Analogic Corp.	311	22,202
AOL, Inc.(1)	2,076	76,480
Aon PLC	1,847	124,673
Apache Corp.	799	64,120
Apple, Inc.	683	309,057
Applied Industrial Technologies, Inc.	1,936	100,982
Applied Materials, Inc.	3,719	60,657
AptarGroup, Inc.	3,504	204,599
Aqua America, Inc.	2,857	96,738
Arbitron, Inc.	1,588	72,984
Arch Capital Group, Ltd.(1)	1,291	69,908
Argo Group International Holdings, Ltd.	1,941	86,666
Arthur J. Gallagher & Co.	5,068	224,918
Ascent Capital Group, Inc., Series A(1)	213	16,552
Associated Banc-Corp.	2,471	41,859
Astoria Financial Corp.	1,769	21,582
AT&T, Inc.	18,880	665,898
ATMI, Inc.(1)	1,089	27,062
Automatic Data Processing, Inc.	6,249	450,490
AutoNation, Inc.(1)	435	20,837
AutoZone, Inc.(1)	257	115,285
Avago Technologies, Ltd.	536	19,660
Avery Dennison Corp.	4,607	206,071
Avista Corp.	421	12,116
Axis Capital Holdings, Ltd.	1,105	48,134
AZZ, Inc.	1,018	38,511
Banco Latinoamericano de Comercio Exterior SA, Class E	936	23,578
Bank of Hawaii Corp.	4,364	242,813
Bank of the Ozarks, Inc.	480	22,934
BankUnited, Inc.	1,840	55,642
Baxter International, Inc.	2,554	186,544
BB&T Corp.	1,872	66,812
Becton, Dickinson and Co.	1,923	199,454
Bemis Co., Inc.	4,597	189,350
Berkshire Hathaway, Inc., Class B(1)	2,772	321,192
Bio Reference Labs, Inc.(1)	808	21,614
Biogen Idec, Inc.(1)	259	56,496
BioMarin Pharmaceutical, Inc.(1)	519	33,553
Black Hills Corp.	1,679	89,071
Blackbaud, Inc.	2,611	91,620
Bob Evans Farms, Inc.	658	33,440
Boston Private Financial Holdings, Inc.	2,240	24,752
Bristol-Myers Squibb Co.	7,954	343,931

Security	Shares	Value
Bristow Group, Inc.	3,819	$259,730
Broadridge Financial Solutions, Inc.	6,474	187,358
Brown and Brown, Inc.	1,635	53,939
Brown-Forman Corp., Class B	2,397	173,806
Buffalo Wild Wings, Inc.(1)	272	28,174
Bunge, Ltd.	880	66,889
C.H. Robinson Worldwide, Inc.	604	36,010
CA, Inc.	5,911	175,793
Cabot Microelectronics Corp.(1)	1,811	66,971
California Water Service Group	1,648	35,926
Campbell Soup Co.	7,184	336,211
Cardinal Health, Inc.	4,074	204,067
Carnival Corp.	4,993	184,891
Caterpillar, Inc.	1,977	163,913
Celgene Corp.(1)	1,791	263,026
CenturyLink, Inc.	8,545	306,338
Cerner Corp.(1)	2,861	140,189
Charles River Laboratories(1)	1,062	48,363
Chemed Corp.	237	16,730
Chemical Financial Corp.	534	15,945
Chesapeake Lodging Trust	3,061	70,128
Chevron Corp.	4,303	541,705
Chipotle Mexican Grill, Inc.(1)	358	147,593
Cincinnati Financial Corp.	3,640	178,360
Cinemark Holdings, Inc.	5,720	166,566
Cintas Corp.	4,325	205,481
City Holding Co.	521	23,059
City National Corp.	1,034	71,894
Clean Harbors, Inc.(1)	866	48,877
Clorox Co. (The)	2,987	256,703
CME Group, Inc.	2,753	203,667
Coca-Cola Co. (The)	12,460	499,397
Cogent Communications Group, Inc.	1,139	32,598
Cognizant Technology Solutions Corp., Class A(1)	1,007	72,897
Colgate-Palmolive Co.	2,886	172,785
Colony Financial, Inc.	854	17,319
Columbia Banking System, Inc.	563	14,064
Comerica, Inc.	2,539	108,009
Commerce Bancshares, Inc.	4,165	190,049
Compass Minerals International, Inc.	2,795	211,302
ConAgra Foods, Inc.	5,604	202,921
CONMED Corp.	2,192	71,898
ConocoPhillips	6,003	389,355
Consolidated Edison, Inc.	5,105	305,789
Copa Holdings SA, Class A	1,206	167,839
Costar Group, Inc.(1)	320	50,096
Costco Wholesale Corp.	4,878	572,141
Covanta Holding Corp.	13,248	275,691
Cracker Barrel Old Country Store, Inc.	2,057	201,380
Credit Acceptance Corp.(1)	192	21,598
CST Brands, Inc.(1)	667	21,751
Cullen/Frost Bankers, Inc.	3,367	242,559
Cummins, Inc.	297	35,993
CVR Energy, Inc.	2,723	128,498
CVR Energy, Inc.(3)	122	0
CVS Caremark Corp.	3,168	194,800

Security	Shares	Value
Darden Restaurants, Inc.	4,509	$221,166
Deere & Co.	1,959	162,734
Delta Air Lines, Inc.(1)	2,450	52,013
Devon Energy Corp.	3,441	189,289
Diamond Offshore Drilling, Inc.	2,924	197,195
DineEquity, Inc.	2,328	162,192
Discovery Communications, Inc., Class A(1)	1,133	90,323
Dollar Tree, Inc.(1)	318	17,061
Dominion Resources, Inc.	5,522	327,510
Domtar Corp.	2,342	162,792
Dow Chemical Co. (The)	5,755	201,655
Dr Pepper Snapple Group, Inc.	3,610	168,731
DST Systems, Inc.	2,940	205,888
DSW, Inc., Class A	62	4,699
DTE Energy Co.	2,875	203,262
Duke Energy Corp.	6,667	473,357
E.I. du Pont de Nemours & Co.	6,237	359,813
Eaton Corp. PLC	1,486	102,460
eBay, Inc.(1)	2,377	122,867
Ecolab, Inc.	1,831	168,708
Electronics for Imaging, Inc.(1)	3,063	91,982
Eli Lilly & Co.	7,475	396,997
EMC Corp.	1,209	31,615
EMCOR Group, Inc.	999	41,239
Emerson Electric Co.	6,450	395,836
Endurance Specialty Holdings, Ltd.	3,920	206,310
EnPro Industries, Inc.(1)	539	30,631
Enstar Group, Ltd.(1)	607	87,214
Entergy Corp.	2,881	194,467
ESCO Technologies, Inc.	1,056	36,569
Everest Re Group, Ltd.	692	92,403
Expeditors International of Washington, Inc.	1,908	76,931
Exxon Mobil Corp.	8,705	816,094
Family Dollar Stores, Inc.	1,027	70,617
Fastenal Co.	688	33,719
FedEx Corp.	1,462	154,972
Fidelity National Information Services, Inc.	2,258	97,455
First Cash Financial Services, Inc.(1)	448	23,923
First Commonwealth Financial Corp.	2,296	17,243
First Financial Bankshares, Inc.	1,009	62,205
First Midwest Bancorp, Inc.	1,278	19,515
First Niagara Financial Group, Inc.	5,011	53,568
FirstEnergy Corp.	4,126	157,077
Fiserv, Inc.(1)	454	43,693
Foot Locker, Inc.	669	24,171
Forward Air Corp.	1,084	39,642
Franklin Electric Co., Inc.	554	20,642
Freeport-McMoRan Copper & Gold, Inc.	5,312	150,223
Frontier Communications Corp.	62,044	270,512
Garmin, Ltd.	4,957	198,677
Gartner, Inc.(1)	906	54,369
General Electric Co.	7,107	173,198
General Mills, Inc.	6,553	340,756
Genesco, Inc.(1)	287	20,199
Genuine Parts Co.	2,340	191,857
Gilead Sciences, Inc.(1)	412	25,317
Global Payments, Inc.	1,411	65,343
Golar LNG, Ltd.	4,785	165,226
Google, Inc., Class A(1)	450	399,420
Government Properties Income Trust	2,609	65,929

Security	Shares	Value
GulfMark Offshore, Inc., Class A	556	$27,383
Halliburton Co.	1,149	51,923
Hanger Orthopedic Group, Inc.(1)	598	22,078
Harris Corp.	3,374	192,554
Hasbro, Inc.	3,979	183,034
Hawaiian Electric Industries Co.	6,485	172,890
HeartWare International, Inc.(1)	378	34,935
HEICO Corp.	1,398	79,406
Hershey Co. (The)	2,419	229,491
Hillenbrand, Inc.	2,112	52,356
Hittite Microwave Corp.(1)	593	37,051
HollyFrontier Corp.	4,597	209,393
Home BancShares, Inc.	262	7,158
Home Depot, Inc. (The)	2,493	197,022
Howard Hughes Corp. (The)(1)	581	63,451
Hubbell, Inc., Class B	303	32,527
Hyatt Hotels Corp.(1)	446	20,182
IBERIABANK Corp.	578	33,986
ICU Medical, Inc.(1)	542	38,856
IDACORP, Inc.	407	21,477
IDEX Corp.	526	31,376
IHS, Inc.(1)	182	19,980
Illinois Tool Works, Inc.	5,854	421,722
Integrys Energy Group, Inc.	3,443	216,220
Intel Corp.	18,860	439,438
International Business Machines Corp.	1,756	342,490
International Flavors & Fragrances, Inc.	2,519	203,233
Intersil Corp.	4,056	41,412
Investors Bancorp, Inc.	1,430	31,746
Isis Pharmaceuticals, Inc.(1)	2,198	63,412
J.B. Hunt Transport Services, Inc.	68	5,095
j2 Global, Inc.	2,000	91,540
Jack Henry & Associates, Inc.	4,187	202,232
Jack in the Box, Inc.(1)	2,086	83,628
JetBlue Airways Corp.(1)	6,734	44,040
Johnson & Johnson	6,644	621,214
Jones Lang LaSalle, Inc.	222	20,209
JoS. A. Bank Clothiers, Inc.(1)	435	17,774
Kaiser Aluminum Corp.	534	34,843
Kellogg Co.	3,575	236,808
KeyCorp	5,730	70,422
Kimberly-Clark Corp.	2,086	206,097
Kinder Morgan, Inc.	5,260	198,618
Kirby Corp.(1)	273	23,058
Kohl’s Corp.	1,036	54,887
Kraft Foods Group, Inc.	1,041	58,900
L Brands, Inc.	3,305	184,320
L-3 Communications Holdings, Inc.	2,208	205,675
L.B. Foster Co., Class A	65	3,021
Laboratory Corp. of America Holdings(1)	564	54,561
Lam Research Corp.(1)	491	24,167
Landstar System, Inc.	3,137	169,586
Leggett & Platt, Inc.	4,914	154,349
Lennox International, Inc.	972	69,809
Lindsay Corp.	930	69,843

Security	Shares	Value
Linear Technology Corp.	4,588	$186,089
Lions Gate Entertainment Corp.(1)	2,569	83,570
Lockheed Martin Corp.	1,703	204,564
Lorillard, Inc.	4,501	191,428
Lowe’s Companies, Inc.	2,669	118,984
LTC Properties, Inc.	1,803	69,722
M&T Bank Corp.	2,670	312,016
Madison Square Garden Co. (The)(1)	1,273	75,069
Manhattan Associates, Inc.(1)	254	22,438
Marathon Oil Corp.	6,492	236,049
Marathon Petroleum Corp.	3,841	281,661
Marsh & McLennan Cos., Inc.	8,065	337,682
Martin Marietta Materials, Inc.	722	71,911
MasterCard, Inc., Class A	337	205,776
Mattel, Inc.	3,560	149,627
Maxim Integrated Products, Inc.	362	10,353
McCormick & Co., Inc.	878	62,874
McDonald’s Corp.	5,814	570,237
McGraw Hill Financial, Inc.	1,835	113,513
McKesson Corp.	2,839	348,232
MDC Holdings, Inc.	765	24,205
MeadWestvaco Corp.	4,709	173,998
Medicines Co. (The)(1)	888	27,439
Medtronic, Inc.	3,353	185,220
Merck & Co., Inc.	8,887	428,087
Mercury General Corp.	4,627	204,513
Meredith Corp.	5,659	268,916
MGE Energy, Inc.	1,364	80,080
Microchip Technology, Inc.	6,296	250,203
Microsoft Corp.	14,557	463,349
Minerals Technologies, Inc.	932	42,872
Molex, Inc.	5,716	170,508
Mondelez International, Inc., Class A	3,309	103,472
Monsanto Co.	1,436	141,848
Morningstar, Inc.	230	17,531
Mueller Industries, Inc.	843	46,272
Murphy Oil Corp.	4,282	289,977
MWI Veterinary Supply, Inc.(1)	182	25,875
National Health Investors, Inc.	289	18,089
National Healthcare Corp.	397	19,068
National Oilwell Varco, Inc.	3,436	241,104
Nektar Therapeutics(1)	3,830	42,934
Neogen Corp.(1)	384	21,688
New Jersey Resources Corp.	412	18,441
New York Community Bancorp, Inc.	17,049	258,633
Newmont Mining Corp.	9,641	289,230
NextEra Energy, Inc.	2,168	187,770
NIC, Inc.	1,775	32,696
Noble Energy, Inc.	3,096	193,469
Nordstrom, Inc.	1,133	69,385
Northern Trust Corp.	2,242	131,247
Northrop Grumman Corp.	2,250	207,135
NorthStar Realty Finance Corp.	9,360	91,728
Northwest Bancshares, Inc.	1,264	17,468

Security	Shares	Value
NorthWestern Corp.	2,125	$89,675
Nucor Corp.	3,517	164,525
NVR, Inc.(1)	37	34,247
O’Reilly Automotive, Inc.(1)	301	37,703
Occidental Petroleum Corp.	2,860	254,683
Oceaneering International, Inc.	2,323	188,372
OGE Energy Corp.	1,034	38,672
Old Republic International Corp.	12,934	186,896
Olin Corp.	6,828	166,603
Omnicare, Inc.	523	27,609
Omnicom Group, Inc.	4,480	287,930
Oneok, Inc.	1,792	94,886
OpenTable, Inc.(1)	392	24,963
Oracle Corp.	2,106	68,129
Orthofix International NV(1)	1,741	39,538
Owens & Minor, Inc.	4,890	175,844
Packaging Corp. of America	3,818	205,370
PacWest Bancorp	170	6,021
Panera Bread Co., Class A(1)	253	42,264
Papa John’s International, Inc.(1)	88	5,884
Parker Hannifin Corp.	758	78,286
PartnerRe, Ltd.	2,736	244,981
Patterson Cos., Inc.	4,685	191,570
Paychex, Inc.	7,033	277,382
PDL BioPharma, Inc.	21,338	173,265
PennyMac Mortgage Investment Trust	1,550	34,224
People’s United Financial, Inc.	20,492	307,380
Pepco Holdings, Inc.	8,292	170,401
PepsiCo, Inc.	6,788	567,070
Perrigo Co.	160	19,902
Pfizer, Inc.	14,182	414,540
Philip Morris International, Inc.	6,810	607,316
Phillips 66	678	41,697
Piedmont Natural Gas Co., Inc.	1,147	39,629
Pinnacle Financial Partners, Inc.(1)	706	20,107
Platinum Underwriters Holdings, Ltd.	1,020	59,252
PNC Financial Services Group, Inc. (The)	2,013	153,089
Power Integrations, Inc.	543	29,946
PPG Industries, Inc.	413	66,262
PPL Corp.	5,849	185,823
Praxair, Inc.	3,783	454,603
Prestige Brands Holdings, Inc.(1)	2,876	97,525
priceline.com, Inc.(1)	265	232,053
Pricesmart, Inc.	293	26,672
ProAssurance Corp.	3,427	183,447
Procter & Gamble Co.	6,866	551,340
Progressive Corp.	7,127	185,373
Provident Financial Services, Inc.	968	17,221
Public Service Enterprise Group, Inc.	5,172	174,762
Quest Diagnostics, Inc.	3,496	203,852
Ralph Lauren Corp.	202	36,776
Raytheon Co.	2,874	206,468
RBC Bearings, Inc.(1)	730	40,048
Regal Entertainment Group	10,758	202,788
Regal-Beloit Corp.	456	29,494
Republic Services, Inc.	8,732	296,102
Retail Opportunity Investments Corp.	2,403	32,921

Security	Shares	Value
Reynolds American, Inc.	5,597	$276,660
Rockwell Automation, Inc.	283	27,409
Ross Stores, Inc.	632	42,641
Royal Gold, Inc.	984	50,863
RPM International, Inc.	5,260	185,362
RR Donnelley & Sons Co.	3,058	58,071
SAIC, Inc.	12,134	185,529
SBA Communications Corp., Class A(1)	993	73,571
SCANA Corp.	3,413	177,169
Schlumberger, Ltd.	4,184	340,285
Scotts Miracle-Gro Co. (The), Class A	3,696	185,724
Seattle Genetics, Inc.(1)	1,072	43,437
Selective Insurance Group, Inc.	3,029	74,059
SemGroup Corp., Class A	520	29,349
Sempra Energy	2,100	184,023
Sherwin-Williams Co. (The)	802	139,684
Sigma-Aldrich Corp.	459	38,354
Signature Bank(1)	738	67,564
Sonoco Products Co.	5,119	197,030
South Jersey Industries, Inc.	983	60,061
Southern Co. (The)	7,229	324,148
Southwest Airlines Co.	7,045	97,432
Southwest Gas Corp.	640	31,770
Spectra Energy Corp.	14,375	517,356
Standex International Corp.	316	18,653
Stanley Black & Decker, Inc.	840	71,081
Starbucks Corp.	2,717	193,559
Stericycle, Inc.(1)	487	56,463
Stryker Corp.	348	24,520
Sysco Corp.	7,855	271,076
TAL International Group, Inc.	4,012	161,483
Targa Resources Corp.	1,170	79,759
Target Corp.	5,044	359,385
Techne Corp.	361	26,620
TECO Energy, Inc.	9,707	171,523
Teekay Corp.	6,068	240,718
Teleflex, Inc.	2,057	163,388
Tesoro Corp.	935	53,155
Tetra Tech, Inc.(1)	1,285	30,326
Texas Capital Bancshares, Inc.(1)	504	22,927
Texas Industries, Inc.(1)	575	35,730
Texas Instruments, Inc.	6,216	243,667
Texas Roadhouse, Inc.	1,171	28,619
TFS Financial Corp.(1)	2,168	25,301
Thomson Reuters Corp.	8,835	300,655
Tidewater, Inc.	3,470	204,695
Time Warner Cable, Inc.	1,605	183,082
Time Warner, Inc.	4,845	301,650
TJX Cos., Inc. (The)	3,566	185,575
Towers Watson & Co., Class A	885	74,544
Tredegar Corp.	1,164	34,932
Trex Co., Inc.(1)	90	4,261
Trustmark Corp.	3,459	93,289
Tyco International, Ltd.	611	21,269
Tyler Technologies, Inc.(1)	1,390	103,722
U.S. Bancorp	9,978	372,379

Security	Shares	Value
UGI Corp.	1,894	$79,529
UIL Holdings Corp.	310	12,660
Umpqua Holdings Corp.	1,733	29,184
Union Pacific Corp.	768	121,797
United Bankshares, Inc.	2,103	59,557
United Parcel Service, Inc., Class B	6,451	559,947
United Technologies Corp.	3,812	402,433
UnitedHealth Group, Inc.	5,154	375,469
URS Corp.	529	24,599
Valero Energy Corp.	6,005	214,799
Validus Holdings, Ltd.	4,574	162,057
Valmont Industries, Inc.	389	54,320
Valspar Corp. (The)	409	27,861
Vectren Corp.	5,566	206,053
VeriSign, Inc.(1)	2,079	99,459
Verisk Analytics, Inc., Class A(1)	126	8,109
Verizon Communications, Inc.	12,010	594,255
Viacom, Inc., Class B	2,332	169,700
Visa, Inc., Class A	2,098	371,367
Vistaprint NV(1)	466	23,757
Vitamin Shoppe, Inc.(1)	274	13,160
W.W. Grainger, Inc.	334	87,555
Wal-Mart Stores, Inc.	8,821	687,509
Walgreen Co.	1,930	96,982
Walt Disney Co. (The)	333	21,528
Washington Federal, Inc.	2,109	45,871
Washington Post Co., Class B	196	105,323
Waste Connections, Inc.	2,011	86,996
Waste Management, Inc.	12,857	540,380
Watsco, Inc.	560	52,276
WellPoint, Inc.	2,408	206,028
Wells Fargo & Co.	4,270	185,745
Wendy’s Co. (The)	3,955	28,120
Werner Enterprises, Inc.	6,756	162,549
Westamerica Bancorporation	1,558	74,768
Westar Energy, Inc.	6,044	203,018
Western Alliance Bancorp(1)	1,256	22,269
Western Refining, Inc.	1,219	36,728
WGL Holdings, Inc.	629	28,915
White Mountains Insurance Group, Ltd.	31	18,538
Williams Cos., Inc.	6,167	210,726
Windstream Corp.	20,445	170,716
World Fuel Services Corp.	608	23,554
Wynn Resorts, Ltd.	1,225	163,084
Xcel Energy, Inc.	5,744	172,033
Xilinx, Inc.	1,855	86,610
Yahoo! Inc.(1)	1,629	45,759
Yum! Brands, Inc.	3,425	249,751
Zions Bancorporation	2,563	75,967

		$67,231,165

Total Common Stocks (identified cost $117,372,698)		$132,017,362

Equity-Linked Securities(6) — 0.9%

Security	Maturity Date	Shares	Value
India(7) — 0.9%
Adani Enterprises Ltd.	11/2/16	7,600	$21,812
Adani Ports and Special Economic Zone	11/2/16	14,900	30,545
Apollo Hospitals Enterprises Ltd.	11/2/16	1,900	29,231
Asian Paints Ltd.	8/17/16	200	16,650
Axis Bank Ltd.	10/8/14	2,600	44,109
Bajaj Auto Ltd.	7/29/16	700	22,215
Bank of Baroda	9/29/14	2,700	24,881
Bharat Forge Ltd.	11/2/16	4,200	14,049
Bharat Heavy Electricals Ltd.	9/29/14	13,100	33,994
Bharti Airtel Ltd.	9/29/14	18,800	106,220
Cairn India Ltd.	9/29/14	10,500	50,872
Cipla Ltd.	9/29/14	3,000	19,695
Coal India Ltd.	11/2/16	12,000	55,380
Colgate-Palmolive (India) Ltd.	10/1/14	1,300	29,224
Divi’s Laboratories Ltd.	11/2/16	1,200	18,438
DLF Ltd.	11/2/16	8,400	20,622
Essar Oil Ltd.	11/2/16	28,700	24,252
Federal Bank Ltd.	7/29/16	5,000	28,675
GAIL India Ltd.	4/6/16	8,100	40,054
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	500	19,423
Glenmark Pharmaceuticals Ltd.	11/2/16	2,000	18,910
Gujarat State Petronet Ltd.	11/2/16	16,300	13,285
Hero Motocorp Ltd.	10/8/14	1,300	38,792
Hindalco Industries Ltd.	6/30/16	19,100	28,268
Hindustan Petroleum Corp., Ltd.	10/13/14	4,800	16,656
Hindustan Unilever Ltd.	10/1/14	6,200	62,310
Hindustan Zinc Ltd.	10/13/14	11,300	18,871
IDBI Bank Ltd.	11/2/16	28,400	30,246
Idea Cellular Ltd.	11/2/16	12,200	33,855
IFCI Ltd.	10/13/14	94,100	33,876
Indiabulls Financial Services Ltd.	11/2/16	9,200	41,078
Indian Oil Corp., Ltd.	4/26/16	10,700	35,952
IndusInd Bank Ltd.	12/15/14	3,800	24,149
Infrastructure Development Finance Company Ltd.	10/8/14	22,400	40,320
ITC Ltd.	9/29/14	12,600	70,623
Jaiprakash Associates Ltd.	10/13/14	17,200	10,234
Jindal Steel and Power Ltd. JSPL	9/29/14	6,800	22,270
Kotak Mahindra Bank Ltd.	10/13/14	4,600	49,220
Larsen & Toubro Ltd.	11/4/14	2,200	45,853
Lupin Ltd.	11/2/16	2,000	28,580
Mahindra & Mahindra Ltd.	10/15/14	1,700	25,424
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	15,417
Nestle India, Ltd.	9/8/15	400	34,870
NMDC Ltd.	11/2/16	14,500	23,273
NTPC Ltd.	4/26/16	28,500	60,990
Oil and Natural Gas Corp., Ltd.	4/26/16	17,700	84,340
Oil India Ltd.	11/2/16	2,050	17,394
Power Finance Co.	7/27/15	10,200	18,054
Power Grid Corp. of India Ltd.	11/16/15	17,900	29,714
Reliance Infrastructure Ltd.	4/26/16	3,900	21,840
Reliance Power Ltd.	11/2/16	9,700	11,592
Shriram Transport Finance Co.	9/24/14	1,600	16,592
Siemens Ltd.	11/2/16	3,200	26,864
Sun Pharmaceutical Industries Ltd.	4/26/16	2,600	48,230

Security	Maturity Date	Shares	Value
Tata Chemicals Ltd.	6/30/16	5,500	$23,320
Tata Consultancy Services Ltd.	10/13/14	4,000	119,120
Tata Power Co., Ltd.	4/26/16	12,900	18,641
Tata Steel Ltd.	10/13/14	5,500	19,470
Union Bank of India Ltd.	7/29/16	6,800	14,824
Wipro Ltd.	10/13/14	9,194	66,058
Yes Bank Ltd.	11/2/16	5,900	31,358

			$2,041,074

Kuwait(8) — 0.0%(2)
Al Safwa Group Holding Co. KSC(1)(3)	11/15/13	160,000	$0

			$0

Total Equity-Linked Securities (identified cost $2,496,624)			$2,041,074

Rights(1) — 0.0%(2)

Security	Shares	Value
CaixaBank SA, Exp. 8/19/13	10,466	$738

Total Rights (identified cost $694)		$738

Short-Term Investments — 36.1%

U.S. Treasury Obligations — 25.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/17/13	$20,000	$19,999,040
U.S. Treasury Bill, 0.00%, 1/9/14	12,500	12,496,650
U.S. Treasury Bill, 0.00%, 3/6/14(9)	10,000	9,995,930
U.S. Treasury Bill, 0.00%, 5/29/14	15,000	14,990,595

Total U.S. Treasury Obligations (identified cost $57,468,341)		$57,482,215

Other — 10.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(10)	$22,722	$22,722,118

Total Other (identified cost $22,722,118)		$22,722,118

Total Short-Term Investments (identified cost $80,190,459)		$80,204,333

Total Investments — 96.5% (identified cost $200,060,475)		$214,263,507

Other Assets, Less Liabilities — 3.5%		$7,825,136

Net Assets — 100.0%		$222,088,643

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $426,509 or 0.2% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $2,041,074 or 0.9% of the Portfolio’s net assets.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $28,815.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	70.1%	$155,693,302
Euro	5.7	12,668,655
Hong Kong Dollar	2.1	4,569,342
British Pound Sterling	2.1	4,550,613
Japanese Yen	1.8	4,043,883
South African Rand	1.1	2,529,101
Swiss Franc	1.1	2,450,188
South Korean Won	1.1	2,333,361
New Taiwan Dollar	1.0	2,301,288
Other currency, less than 1% each	10.4	23,123,774

Total Investments	96.5%	$214,263,507

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.4%	$23,179,742
Industrials	6.9	15,369,178
Consumer Staples	6.6	14,671,348
Consumer Discretionary	6.3	13,907,936
Information Technology	5.6	12,469,156
Health Care	5.6	12,436,892
Energy	5.6	12,370,978
Materials	5.3	11,824,973
Utilities	4.5	9,888,103
Telecommunication Services	3.6	7,940,868
Short-Term Investments	36.1	80,204,333

Total Investments	96.5%	$214,263,507

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $49,933,826 or 22.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/14/13	Australian Dollar 1,120,698	United States Dollar 1,023,040	State Street Bank and Trust Co.	$(16,526)
8/14/13	British Pound Sterling 683,442	United States Dollar 1,032,927	State Street Bank and Trust Co.	6,670
8/14/13	Canadian Dollar 1,074,152	United States Dollar 1,031,727	State Street Bank and Trust Co.	13,758
8/14/13	Euro 790,880	United States Dollar 1,031,497	State Street Bank and Trust Co.	20,691
8/14/13	Israeli Shekel 3,737,878	United States Dollar 1,035,739	State Street Bank and Trust Co.	12,725
8/14/13	Japanese Yen 102,474,304	United States Dollar 1,037,977	State Street Bank and Trust Co.	8,705
8/14/13	New Zealand Dollar 1,310,988	United States Dollar 1,022,413	State Street Bank and Trust Co.	23,801
8/14/13	Norwegian Krone 6,253,998	United States Dollar 1,025,523	State Street Bank and Trust Co.	35,303
8/14/13	Singapore Dollar 1,306,118	United States Dollar 1,035,451	State Street Bank and Trust Co.	(7,691)
8/14/13	Swedish Krona 6,893,355	United States Dollar 1,029,920	State Street Bank and Trust Co.	27,361
8/14/13	Swiss Franc 984,194	United States Dollar 1,035,362	State Street Bank and Trust Co.	28,191

				$152,988

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/13	25 E-mini MSCI EAFE Index	Short	$(2,137,585)	$(2,154,125)	$(16,540)
9/13	133 E-mini MSCI Emerging Markets Index	Short	(6,234,000)	(6,243,020)	(9,020)
9/13	750 E-mini S&P 500 Index	Short	(61,064,910)	(63,018,750)	(1,953,840)
9/13	140 United States Dollar Index	Long	11,474,789	11,415,460	(59,329)

					$(2,038,729)

Total Return Swaps

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$28,669,310	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR-BBA -0.32%	10/31/13	$(43)
Bank of America	21,843,236	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR-BBA +0.07%	10/31/13	(20,147)
Merrill Lynch International	76,630,097	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	9/11/13	1,354,003
Merrill Lynch International	1,090,000	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15	9/11/13	4
Merrill Lynch International	6,031,767	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	9/11/13	(24,726)
Merrill Lynch International	1,566,365	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	9/11/13	(14,144)
Merrill Lynch International	6,399,454	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	9/11/13	(9,803)
Merrill Lynch International	1,653,420	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	9/11/13	(13,198)
Merrill Lynch International	6,316,699	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	9/11/13	(65,581)
Merrill Lynch International	6,161,100	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	9/11/13	164,281
Merrill Lynch International	3,013,938	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	9/11/13	55,054

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$3,028,338	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20%	9/11/13	$(23,220)
Merrill Lynch International	3,070,585	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	9/11/13	32,560
Merrill Lynch International	6,879,928	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	9/11/13	(45,691)
Merrill Lynch International	3,057,560	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	9/11/13	(27,461)
Merrill Lynch International	855,537	Receives	Excess Return on S&P GSCI Palladium Index	Pays	0.20	9/11/13	(10,655)
Merrill Lynch International	1,516,494	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	9/11/13	19,546
Merrill Lynch International	774,137	Receives	Return on Dow Jones – UBS Tin Subindex	Pays	0.20	9/11/13	35,251
Merrill Lynch International	1,590,993	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	9/11/13	(861)
Merrill Lynch International	1,570,588	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	9/11/13	(105,841)
Merrill Lynch International	2,883,487	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	9/11/13	(132,422)
Merrill Lynch International	1,491,047	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	9/11/13	26,747
Merrill Lynch International	1,542,369	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	9/11/13	(35,436)
Merrill Lynch International	3,124,204	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	9/11/13	5,272
Merrill Lynch International	3,009,362	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	9/11/13	(181,453)
Merrill Lynch International	2,855,580	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	9/11/13	157,742
Merrill Lynch International	3,069,447	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	9/11/13	(3,744)

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$3,106,053	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30%	9/11/13	$(185,170)
Merrill Lynch International	406,502	Receives	Excess Return on S&P GSCI 1 Month Forward Feeder Cattle Index	Pays	0.30	9/11/13	8,427
Merrill Lynch International	5,957,575	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	9/11/13	(182,878)

							$776,413

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$1,858,887	$(1,062,284)

		$1,858,887	$(1,062,284)

Equity Price	Futures Contracts*	$–	$(1,979,400)
	Total Return Swaps	–	(20,190)

		$–	$(1,999,590)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$177,205	$(24,217)
	Futures Contracts*	–	(59,329)

		$177,205	$(83,546)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,414,723

Gross unrealized appreciation	$19,558,225
Gross unrealized depreciation	(5,709,441)

Net unrealized appreciation	$13,848,784

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$813,756	$21,311,530	$151	$22,125,437
Developed Europe	5,379	23,802,070	—	23,807,449
Developed Middle East	256,343	530,373	—	786,716
Emerging Europe	172,995	5,710,974	—	5,883,969
Latin America	7,148,500	—	—	7,148,500
Middle East/Africa	—	5,034,126	—	5,034,126
North America	67,231,165	—	0	67,231,165
Total Common Stocks	$75,628,138	$56,389,073 **	$151	$132,017,362
Equity-Linked Securities	$—	$2,041,074	$0	$2,041,074
Rights	738	—	—	738
Short-Term Investments - U.S. Treasury Obligations	—	57,482,215	—	57,482,215
Other	—	22,722,118	—	22,722,118
Total Investments	$75,628,876	$138,634,480	$151	$214,263,507
Forward Foreign Currency Exchange Contracts	$—	$177,205	$—	$177,205
Swap Contracts	—	1,858,887	—	1,858,887
Total	$75,628,876	$140,670,572	$151	$216,299,599

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(24,217)	$—	$(24,217)
Futures Contracts	(2,038,729)	—	—	(2,038,729)
Swap Contracts	—	(1,082,474)	—	(1,082,474)
Total	$(2,038,729)	$(1,106,691)	$—	$(3,145,420)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented.

At July 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective March 1, 2013, the name of the Portfolio was changed from Parametric Structured Absolute Return Portfolio.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parametric Market Neutral Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013